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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Select Large Cap Growth Fund

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.7%
CONSUMER DISCRETIONARY 16.4%
Hotels, Restaurants & Leisure 3.9%
Starbucks Corp.	2,913,716	$161,769,512
Internet & Direct Marketing Retail 7.2%
Amazon.com, Inc. (a)	203,273	152,428,325
Priceline Group, Inc. (The) (a)	97,999	143,672,414
Total		296,100,739
Specialty Retail 1.3%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	210,729	53,723,251
Textiles, Apparel & Luxury Goods 4.0%
Nike, Inc., Class B	3,286,909	167,073,585
TOTAL CONSUMER DISCRETIONARY		678,667,087
CONSUMER STAPLES 5.5%
Beverages 3.0%
Monster Beverage Corp. (a)	2,773,704	122,986,036
Food & Staples Retailing 2.5%
Costco Wholesale Corp.	658,583	105,445,724
TOTAL CONSUMER STAPLES		228,431,760
FINANCIALS 5.0%
Capital Markets 5.0%
Charles Schwab Corp. (The)	2,444,414	96,481,020
Intercontinental Exchange, Inc.	1,968,352	111,054,420
Total		207,535,440
TOTAL FINANCIALS		207,535,440
HEALTH CARE 30.7%
Biotechnology 19.0%
Alexion Pharmaceuticals, Inc. (a)	1,343,732	164,405,610
Biogen, Inc. (a)	465,977	132,141,758
Celgene Corp. (a)	1,180,269	136,616,137
Intercept Pharmaceuticals, Inc. (a)(b)	1,033,894	112,332,583
Shire PLC, ADR	553,156	94,246,719
Vertex Pharmaceuticals, Inc. (a)	2,016,590	148,562,185
Total		788,304,992
Health Care Equipment & Supplies 5.2%
DexCom, Inc. (a)	1,568,127	93,617,182

Issuer	Shares	Value

Common Stocks (continued)

HEALTH CARE (CONTINUED)
Health Care Equipment & Supplies (continued)
Edwards Lifesciences Corp. (a)	1,302,350	$122,030,195
Total		215,647,377
Life Sciences Tools & Services 2.7%
Illumina, Inc. (a)	870,922	111,512,853
Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	2,742,554	160,274,856
TOTAL HEALTH CARE		1,275,740,078
INDUSTRIALS 2.1%
Electrical Equipment 2.1%
Acuity Brands, Inc.	376,948	87,022,215
TOTAL INDUSTRIALS		87,022,215
INFORMATION TECHNOLOGY 36.8%
Communications Equipment 2.5%
Palo Alto Networks, Inc. (a)	823,464	102,974,173
Internet Software & Services 9.9%
Alibaba Group Holding Ltd., ADR (a)	1,752,341	153,873,063
Facebook, Inc., Class A (a)	1,317,485	151,576,649
MercadoLibre, Inc.	686,856	107,245,696
Total		412,695,408
IT Services 3.3%
Visa, Inc., Class A	1,761,875	137,461,488
Semiconductors & Semiconductor Equipment 1.5%
NVIDIA Corp.	574,170	61,286,906
Software 19.6%
Activision Blizzard, Inc.	4,202,113	151,738,300
Adobe Systems, Inc. (a)	1,249,140	128,598,963
Mobileye NV (a)	4,079,620	155,515,114
Salesforce.com, Inc. (a)	2,165,848	148,273,954
ServiceNow, Inc. (a)	1,557,966	115,819,193
Splunk, Inc. (a)	2,250,625	115,119,469
Total		815,064,993
TOTAL INFORMATION TECHNOLOGY		1,529,482,968

Issuer	Shares	Value

Common Stocks (continued)

MATERIALS 3.2%
Chemicals 3.2%
Sherwin-Williams Co. (The)	497,638	$133,735,236
TOTAL MATERIALS		133,735,236
Total Common Stocks (Cost: $3,309,291,065)		$4,140,614,784

	Shares	Value

Money Market Funds 0.7%

Columbia Short-Term Cash Fund, 0.594% (b)(c)	28,783,341	$28,783,341
Total Money Market Funds (Cost: $28,783,341)		$28,783,341
Total Investments (Cost: $3,338,074,406) (d)		$4,169,398,125(e)
Other Assets & Liabilities, Net		(18,561,612)
Net Assets		$4,150,836,513

Notes to Portfolio of Investments
(a) Non-income producing investment.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,896,172	1,183,470,880	(1,161,579,028)	(4,683)	28,783,341	92,005	28,783,341
Intercept Pharmaceuticals, Inc.*	279,015,552	27,807,741	(62,446,227)	(58,433,019)	185,944,047	—	112,332,583
Total	285,911,724	1,211,278,621	(1,224,025,255)	(58,437,702)	214,727,388	92,005	141,115,924

* Issuer was not an affiliate for the entire period ended December 31, 2016.

(c)			The rate shown is the seven-day current annualized yield at December 31, 2016.
(d)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $3,338,074,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,022,194,000
Unrealized Depreciation	(190,870,000)
Net Unrealized Appreciation	$831,324,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	678,667,087	—	—	678,667,087
Consumer Staples	228,431,760	—	—	228,431,760
Financials	207,535,440	—	—	207,535,440
Health Care	1,275,740,078	—	—	1,275,740,078
Industrials	87,022,215	—	—	87,022,215
Information Technology	1,529,482,968	—	—	1,529,482,968
Materials	133,735,236	—	—	133,735,236
Total Common Stocks	4,140,614,784	—	—	4,140,614,784
Investments measured at net asset value
Money Market Funds	—	—	—	28,783,341
Total Investments	4,140,614,784	—	—	4,169,398,125

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Active Portfolios® Multi-Manager Growth Fund

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.2%
CONSUMER DISCRETIONARY 13.6%
Hotels, Restaurants & Leisure 3.6%
Starbucks Corp.	735,870	$40,855,502
Yum China Holdings, Inc. (a)	432,785	11,304,344
Yum! Brands, Inc.	288,242	18,254,366
Total		70,414,212
Internet & Direct Marketing Retail 7.4%
Amazon.com, Inc. (a)	146,317	109,718,729
Priceline Group, Inc. (The) (a)	24,218	35,505,041
Total		145,223,770
Specialty Retail 0.6%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	44,700	11,395,818
Textiles, Apparel & Luxury Goods 2.0%
Nike, Inc., Class B	795,672	40,444,008
TOTAL CONSUMER DISCRETIONARY		267,477,808
CONSUMER STAPLES 9.6%
Beverages 5.2%
Coca-Cola Co. (The)	766,686	31,786,801
Monster Beverage Corp. (a)	1,592,914	70,629,807
Total		102,416,608
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	139,690	22,365,766
Food Products 1.6%
Danone SA, ADR	2,486,371	31,266,115
Household Products 1.7%
Procter & Gamble Co. (The)	385,733	32,432,431
TOTAL CONSUMER STAPLES		188,480,920
ENERGY 1.3%
Energy Equipment & Services 1.3%
Schlumberger Ltd.	308,670	25,912,847
TOTAL ENERGY		25,912,847
FINANCIALS 6.3%
Capital Markets 5.5%
Charles Schwab Corp. (The)	880,874	34,768,097

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Factset Research Systems, Inc.	107,507	$17,569,869
Intercontinental Exchange, Inc.	477,895	26,962,836
SEI Investments Co.	565,817	27,928,727
Total		107,229,529
Consumer Finance 0.8%
American Express Co.	214,551	15,893,938
TOTAL FINANCIALS		123,123,467
HEALTH CARE 22.7%
Biotechnology 11.5%
Alexion Pharmaceuticals, Inc. (a)	256,172	31,342,644
Amgen, Inc.	133,171	19,470,932
Biogen, Inc. (a)	100,940	28,624,565
Celgene Corp. (a)	341,083	39,480,357
Intercept Pharmaceuticals, Inc. (a)	226,518	24,611,181
Regeneron Pharmaceuticals, Inc. (a)	78,094	28,667,527
Shire PLC, ADR	121,638	20,724,682
Vertex Pharmaceuticals, Inc. (a)	439,870	32,405,223
Total		225,327,111
Health Care Equipment & Supplies 3.1%
DexCom, Inc. (a)	289,690	17,294,493
Edwards Lifesciences Corp. (a)	225,309	21,111,453
Varian Medical Systems, Inc. (a)	262,627	23,578,652
Total		61,984,598
Health Care Technology 1.1%
Cerner Corp. (a)	438,221	20,758,529
Life Sciences Tools & Services 1.4%
Illumina, Inc. (a)	213,943	27,393,262
Pharmaceuticals 5.6%
Bristol-Myers Squibb Co.	747,662	43,693,367
Merck & Co., Inc.	228,183	13,433,133
Novartis AG, ADR	286,517	20,869,898
Novo Nordisk A/S, ADR	892,103	31,990,814
Total		109,987,212
TOTAL HEALTH CARE		445,450,712
INDUSTRIALS 5.4%
Air Freight & Logistics 3.0%
Expeditors International of Washington, Inc.	580,268	30,730,994

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	247,705	$28,396,901
Total		59,127,895
Electrical Equipment 1.0%
Acuity Brands, Inc.	82,991	19,159,302
Machinery 1.4%
Deere & Co.	265,333	27,339,912
TOTAL INDUSTRIALS		105,627,109
INFORMATION TECHNOLOGY 38.8%
Communications Equipment 3.6%
Cisco Systems, Inc.	1,602,323	48,422,201
Palo Alto Networks, Inc. (a)	184,230	23,037,962
Total		71,460,163
Internet Software & Services 13.1%
Alibaba Group Holding Ltd., ADR (a)	911,138	80,007,028
Alphabet, Inc., Class A (a)	36,744	29,117,783
Alphabet, Inc., Class C (a)	36,774	28,382,908
Facebook, Inc., Class A (a)	822,318	94,607,686
MercadoLibre, Inc.	154,612	24,141,118
Total		256,256,523
IT Services 4.6%
Automatic Data Processing, Inc.	96,599	9,928,445
Visa, Inc., Class A	1,020,662	79,632,049
Total		89,560,494
Semiconductors & Semiconductor Equipment 3.1%
Analog Devices, Inc.	65,202	4,734,969
NVIDIA Corp.	120,680	12,881,383

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	676,419	$44,102,519
Total		61,718,871
Software 14.4%
Activision Blizzard, Inc.	920,955	33,255,685
Adobe Systems, Inc. (a)	279,786	28,803,969
Autodesk, Inc. (a)	411,347	30,443,791
Microsoft Corp.	441,641	27,443,572
Mobileye NV (a)	903,907	34,456,935
Oracle Corp.	1,060,557	40,778,416
Salesforce.com, Inc. (a)	487,852	33,398,348
ServiceNow, Inc. (a)	373,165	27,741,086
Splunk, Inc. (a)	536,411	27,437,423
Total		283,759,225
TOTAL INFORMATION TECHNOLOGY		762,755,276
MATERIALS 1.5%
Chemicals 1.5%
Sherwin-Williams Co. (The)	113,438	30,485,328
TOTAL MATERIALS		30,485,328
Total Common Stocks (Cost: $1,816,246,172)		$1,949,313,467

	Shares	Value

Money Market Funds 0.4%
Columbia Short-Term Cash Fund, 0.594% (b)(c)	8,692,041	$8,692,041
Total Money Market Funds (Cost: $8,692,215)		$8,692,041
Total Investments
(Cost: $1,824,938,387) (d)		$1,958,005,508(e	)
Other Assets & Liabilities, Net		7,017,875
Net Assets		$1,965,023,383

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	29,276,861	478,473,479	(499,058,065)	(60)	8,692,215	79,279	8,692,041

(d)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $1,824,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$232,464,000
Unrealized Depreciation	(99,396,000)
Net Unrealized Appreciation	$133,068,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	267,477,808	—	—	267,477,808
Consumer Staples	188,480,920	—	—	188,480,920
Energy	25,912,847	—	—	25,912,847
Financials	123,123,467	—	—	123,123,467
Health Care	445,450,712	—	—	445,450,712
Industrials	105,627,109	—	—	105,627,109
Information Technology	762,755,276	—	—	762,755,276
Materials	30,485,328	—	—	30,485,328
Total Common Stocks	1,949,313,467	—	—	1,949,313,467
Investments measured at net asset value
Money Market Funds	—	—	—	8,692,041
Total Investments	1,949,313,467	—	—	1,958,005,508

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Pacific/Asia Fund

December 31, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.1%
AUSTRALIA 9.3%
Amcor Ltd.	233,955	$2,518,016
Commonwealth Bank of Australia	58,473	3,468,858
CSL Ltd.	28,971	2,095,178
Macquarie Group Ltd.	56,248	3,523,491
Santos Ltd.	619,599	1,784,839
Telstra Corp., Ltd.	707,250	2,598,918
Westpac Banking Corp.	112,730	2,646,213
Total		18,635,513
CHINA 16.2%
Alibaba Group Holding Ltd., ADR (a)	37,781	3,317,550
ANTA Sports Products Ltd.	497,000	1,476,992
China Construction Bank Corp., Class H	1,604,000	1,228,392
China Mobile Ltd.	431,000	4,544,109
CNOOC Ltd.	1,515,000	1,882,744
CSPC Pharmaceutical Group Ltd.	1,082,000	1,152,091
Guangdong Investment Ltd.	1,694,000	2,230,789
Luthai Textile Co., Ltd., Class B	1,297,251	1,556,169
New Oriental Education & Technology Group, Inc., ADR (a)	59,883	2,521,074
Nexteer Automotive Group Ltd.	1,199,000	1,419,740
Ping An Insurance Group Co. of China Ltd., Class H	741,500	3,683,834
Tencent Holdings Ltd.	308,200	7,472,961
Total		32,486,445
HONG KONG 3.3%
AIA Group Ltd.	320,200	1,793,710
BOC Hong Kong Holdings Ltd.	656,000	2,336,382
Link REIT (The)	388,500	2,518,674
Total		6,648,766
INDIA 6.5%
Asian Paints Ltd.	164,565	2,158,681
Eicher Motors Ltd.	11,571	3,705,142
HDFC Bank Ltd., ADR	41,584	2,523,317
Indraprastha Gas Ltd.	80,050	1,081,074
InterGlobe Aviation Ltd.	137,027	1,656,937
Syngene International Ltd.	54,387	448,988
UPL Ltd.	154,282	1,466,763
Total		13,040,902
INDONESIA 2.4%
PT Bank Rakyat Indonesia Persero Tbk	3,129,200	2,702,736
PT Matahari Department Store Tbk	828,200	927,040

Issuer	Shares	Value

Common Stocks (continued)
INDONESIA (CONTINUED)
PT Telekomunikasi Indonesia Persero Tbk, ADR	41,876	$1,221,104
Total		4,850,880
JAPAN 43.8%
Astellas Pharma, Inc.	137,900	1,913,136
Dai-ichi Life Holdings, Inc.	197,600	3,285,393
Daikin Industries Ltd.	41,100	3,765,126
Daito Trust Construction Co., Ltd.	10,500	1,578,547
Elecom Co., Ltd.	56,600	947,860
Fuji Heavy Industries Ltd.	117,500	4,787,468
Fujitec Co., Ltd.	74,600	872,611
Hanwa Co., Ltd.	217,000	1,415,673
Hitachi High-Technologies Corp.	48,300	1,942,647
Hoya Corp.	78,500	3,291,460
ITOCHU Corp.	142,900	1,892,105
Keyence Corp.	4,500	3,079,123
Koito Manufacturing Co., Ltd.	60,600	3,200,285
Komatsu Ltd.	99,400	2,251,425
Lasertec Corp.	88,400	1,722,995
Mazda Motor Corp.	88,900	1,447,645
MISUMI Group, Inc.	65,100	1,069,379
Mitsubishi Corp.	185,700	3,944,018
Mitsubishi UFJ Financial Group, Inc.	719,300	4,436,157
Mitsui Chemicals, Inc.	477,000	2,137,218
Mizuho Financial Group, Inc.	767,800	1,377,844
Nidec Corp.	47,900	4,123,743
Nihon M&A Center, Inc.	24,500	678,557
Nippon Telegraph & Telephone Corp.	84,500	3,557,041
Nitto Denko Corp.	30,900	2,365,739
Nittoku Engineering Co., Ltd.	49,000	677,298
ORIX Corp.	280,690	4,368,731
Raito Kogyo Co., Ltd.	129,900	1,330,636
Relo Group, Inc.	3,500	498,207
Rohm Co., Ltd.	27,400	1,572,019
SoftBank Group Corp.	71,600	4,738,063
Sony Corp.	55,200	1,542,395
Takuma Co., Ltd.	280,000	2,388,987
Tanseisha Co., Ltd.	254,850	1,744,141
Tokyo Electron Ltd.	26,800	2,520,524
Toyota Motor Corp.	30,900	1,811,618
Trancom Co., Ltd.	27,900	1,364,923
Tsuruha Holdings, Inc.	24,900	2,356,602
Total		87,997,339
PHILIPPINES 1.4%
GT Capital Holdings, Inc.	84,385	2,151,992

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES (CONTINUED)
Security Bank Corp.	177,350	$677,354
Total		2,829,346
SINGAPORE 2.2%
DBS Group Holdings Ltd.	270,600	3,228,486
Mapletree Commercial Trust	1,276,870	1,230,006
Total		4,458,492
SOUTH KOREA 5.1%
Lotte Chemical Corp.	7,390	2,252,039
Samsung Biologics Co., Ltd. (a)	4,652	581,596
Samsung Electronics Co., Ltd.	4,964	7,387,986
Total		10,221,621
TAIWAN 5.6%
Largan Precision Co., Ltd.	15,000	1,748,421
St. Shine Optical Co., Ltd.	59,318	1,132,344
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	288,740	8,301,275
Total		11,182,040
THAILAND 0.6%
Kasikornbank PCL, Foreign Registered Shares	220,300	1,088,267

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM 1.7%
Rio Tinto PLC, ADR	90,343	$3,474,592
Total Common Stocks (Cost: $163,500,795)		$196,914,203

	Shares	Value

Exchange-Traded Funds 0.7%
WisdomTree Japan Hedged Equity Fund	27,879	1,381,126
Total Exchange-Traded Funds (Cost: $1,104,365)		$1,381,126

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.594% (b)(c)	681,061	$681,061
Total Money Market Funds (Cost: $681,061)		$681,061
Total Investments
(Cost: $165,286,221) (d)		$198,976,390(e	)
Other Assets & Liabilities, Net		1,818,059
Net Assets		$200,794,449

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at December 31, 2016

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley	01/24/2017	34,251,000 CNY	4,926,608 USD	38,446	—
Morgan Stanley	01/24/2017	115,880,000 INR	1,709,926 USD	7,388	—
Morgan Stanley	01/24/2017	466,807,000 JPY	3,964,854 USD	—	(33,998)
Morgan Stanley	01/24/2017	2,143,367 USD	2,869,000 AUD	—	(74,081)
Morgan Stanley	01/24/2017	626,502 USD	758,660,000 KRW	1,770	—
Morgan Stanley	01/24/2017	3,429,503 USD	3,979,424,000 KRW	—	(134,003)
Morgan Stanley	01/24/2017	1,068,406 USD	38,078,000 THB	—	(5,255)
Morgan Stanley	01/24/2017	1,073,321 USD	34,035,000 TWD	—	(21,971)
Total				47,604	(269,308)

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2016.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended December 31, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,152,609	79,769,390	(85,240,956)	18	681,061	14,946	681,061

(d)

At December 31, 2016, the cost of securities for federal income tax purposes was approximately $165,286,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$35,877,000
Unrealized Depreciation	(2,187,000)
Net Unrealized Appreciation	$33,690,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Currency Legend

AUD	Australian Dollar
CNY	China, Yuan Renminbi
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
THB	Thailand Baht
TWD	Taiwan Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.  Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	18,635,513	—	18,635,513
China	5,838,624	26,647,821	—	32,486,445
Hong Kong	—	6,648,766	—	6,648,766
India	2,523,317	10,517,585	—	13,040,902
Indonesia	1,221,104	3,629,776	—	4,850,880
Japan	—	87,997,339	—	87,997,339
Philippines	—	2,829,346	—	2,829,346
Singapore	—	4,458,492	—	4,458,492
South Korea	—	10,221,621	—	10,221,621
Taiwan	8,301,275	2,880,765	—	11,182,040
Thailand	—	1,088,267	—	1,088,267
United Kingdom	3,474,592	—	—	3,474,592
Total Common Stocks	21,358,912	175,555,291	—	196,914,203
Exchange-Traded Funds	1,381,126	—	—	1,381,126
Investments measured at net asset value
Money Market Funds	—	—	—	681,061
Total Investments	22,740,038	175,555,291	—	198,976,390
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	47,604	—	47,604
Liabilities
Forward Foreign Currency Exchange Contracts	—	(269,308)	—	(269,308)
Total	22,740,038	175,333,587	—	198,754,686

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	February 21, 2017

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	February 21, 2017